Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income (loss)	$ (93)	$ 589	$ 157
Reconciling adjustments:
Provision for finance receivable losses	716	423	435
Depreciation and amortization	198	23	(56)
Deferred income tax charge (benefit)	(209)	(5)	(103)
Non-cash incentive compensation from Initial Stockholder	15	0	0
Net loss (gain) on fair value adjustments on debt	0	15	(6)
Net gain on sales of real estate loans and related trust assets	0	(648)	0
Net loss on repurchases and repayments of debt	0	66	42
Share-based compensation expense, net of forfeitures	15	6	146
Other	(4)	19	19
Cash flows due to changes in:
Other assets and other liabilities	(35)	(31)	16
Insurance claims and policyholder liabilities	27	51	29
Taxes receivable and payable	113	(98)	(10)
Accrued interest and finance charges	(14)	(36)	(42)
Restricted cash and cash equivalents not reinvested	0	5	36
Other, net	1	1	(2)
Net cash provided by operating activities	730	380	661
Cash flows from investing activities
Net principal collections (originations) of finance receivables held for investment and held for sale	(1,037)	235	865
Proceeds on sales of finance receivables held for sale originated as held for investment	78	3,799	15
Purchase of OneMain Financial Holdings, LLC, net of cash acquired	(3,902)	0	0
Purchase of SpringCastle Portfolio	0	0	(2,964)
Available-for-sale securities purchased	(525)	(351)	(555)
Trading and other securities purchased	(1,482)	(2,978)	(10)
Available-for-sale securities called, sold, and matured	525	291	847
Trading and other securities called, sold, and matured	3,797	687	8
Change in restricted cash and cash equivalents	(70)	112	(414)
Proceeds from sale of real estate owned	14	59	109
Other, net	(36)	(13)	(10)
Net cash provided by (used for) investing activities	(2,638)	1,841	(2,109)
Cash flows from financing activities
Proceeds from issuance of long-term debt, net of commissions	3,027	3,557	6,296
Proceeds from issuance of common stock, net of offering costs	976	0	231
Repayments of long-term debt	(1,960)	(4,691)	(6,435)
Contributions from joint venture partners	0	0	438
Distributions to joint venture partners	(77)	(638)	(204)
Excess tax benefit from share-based compensation	3	0	0
Net cash provided by (used for) financing activities	1,969	(1,772)	326
Effect of exchange rate changes on cash and cash equivalents	(1)	(1)	(1)
Net change in cash and cash equivalents	60	448	(1,123)
Cash and cash equivalents at beginning of period	879	431	1,554
Cash and cash equivalents at end of period	939	879	431
Supplemental cash flow information
Interest paid	(594)	(541)	(724)
Income taxes received (paid)	38	(375)	(113)
Supplemental non-cash activities
Transfer of finance receivables to real estate owned	11	49	93
Transfer of finance receivables held for investment to finance receivables held for sale (prior to deducting allowance for finance receivable losses)	617	7,079	18
Net unsettled investment security purchases	$ 0	$ (7)	$ 0